Consolidated Balance Sheets - USD ($)	Sep. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Current assets
Cash	$ 243,314		$ 1,547		$ 464,118
Deposit	0		1,308,830		0
HST receivable	663		28,361		0
Prepaid expenses	2,622		592,473		134,689
Total current assets	246,599		1,931,211		598,807
Construction in progress	1,495,119		1,540,918		1,426,922
Land	139,444		143,201		136,338
Office equipment	2,712		3,978		0
Investments	6,672,019		4,193,597		0
Intangible assets	1,690,371		1,834,176		1,871,000
Goodwill	6,203,194		6,370,333		6,065,014
Total Assets	16,449,458		16,017,414		10,098,081
Current liabilities
Accounts payable and accrued expenses	1,244,678		902,854		766,203
Accounts payable related party	349,024		154,291		9,000
Accrued interest	102,253		27,630		68,052
Mortgages payable			0		476,450
Accrued legal settlement	190,000		190,000		190,000
Accrued expense - related party	1,049,307	[1]	606,356	[1]	150,000
Notes payable current	1,059,921		1,090,794		0
Convertible notes - net of discount	1,750,039		552,603		2,072,000
Derivative liability	1,748,237
Loan payable - related party	295,000		427,805		19,758
Total current liabilities	7,788,459		3,952,333		3,751,463
Notes payable - long-term	7,199,931		7,210,883		6,632,917
Total Liabilities	14,988,391		11,163,216		10,384,380
Commitments and contingencies
Stockholders' Equity
Common stock value	4,265		3,649		1,894
Treasury stock	(13)		(13)
Additional paid-in capital	66,673,255		61,619,415		36,642,275
Retained earnings (deficit)	(65,781,637)		(57,441,549)		(36,990,469)
Accumulated other comprehensive income (loss)	30,197		137,696		0
Total Stockholders' Equity (Deficit)	1,461,067		4,854,198		(286,299)
Total Liabilities and Stockholders' (Equity)	16,449,458		16,017,414		10,098,081
Series A Preferred Stock [Member]
Stockholders' Equity
Preferred stock value	60,000		60,000		60,000
Series B Preferred Stock [Member]
Stockholders' Equity
Preferred stock value	$ 475,000		$ 475,000		$ 0

[1]	Accrued expense related parties of $1,049,307 is comprised of accrued bonuses and fees due to current and former directors and officers of the Company. As of September 30, 2020, there was $150,000 included with the $899,307 amount due to claims received from two former directors, which was purported to be accrued salaries arising out of services provided in 2015 and 2016. Management is in the process of reviewing these claims.